CONDENSED CONSOLIDATED STATEMENTS OF EQUITY - USD ($) shares in Thousands, $ in Millions		Total		PPL Energy Supply LLC [Member]	Common Stock		Additional Paid-in Capital	Earnings Reinvested	AOCI		Predecessor Member's Equity		Parent [Member] PPL Energy Supply LLC [Member]	Noncontrolling Interest PPL Energy Supply LLC [Member]
Beginning balance at Dec. 31, 2011				$ 4,037									$ 4,019	$ 18
Net income (loss)				475									474	1
Other comprehensive income (loss)				(439)									(439)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				474
Other comprehensive income (loss)				(439)									(439)
Distributions to member				(788)									(787)	(1)
Contributions from member				563									563
Contributions from member				563									563
Distributions to member				(788)									(787)	(1)
Ending balance at Dec. 31, 2012				3,848									3,830	18
Net income (loss)				(229)									(230)	1
Other comprehensive income (loss)				29									29
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(230)
Other comprehensive income (loss)				29									29
Distributions to member				(427)									(408)	(19)
Contributions from member				1,577									1,577
Contributions from member				1,577									1,577
Ending balance at Dec. 31, 2013		$ 4,798	[1]	4,798					$ 77	[1]	$ 4,721	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to member				(427)									(408)	$ (19)
Ending balance at Dec. 31, 2013				4,798									4,798
Other comprehensive income (loss)		8							8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(53)									(53)	[1]
Other comprehensive income (loss)		8							8
Distributions to member		(914)									(914)	[1]
Contributions from member		730									730	[1]
Contributions from member		730									730	[1]
Ending balance at Jun. 30, 2014	[1]	4,569							85		4,484
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to member		(914)									(914)	[1]
Beginning balance at Dec. 31, 2013		4,798	[1]	4,798					77	[1]	4,721	[1]
Beginning balance at Dec. 31, 2013				4,798									4,798
Net income (loss)				410									410
Other comprehensive income (loss)				(100)									(100)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				410
Other comprehensive income (loss)				(100)									(100)
Distributions to member				(1,940)									(1,940)
Contributions from member				739									739
Contributions from member				739									739
Ending balance at Dec. 31, 2014		3,907							(23)		3,930	[1]
Ending balance at Dec. 31, 2014				3,907
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to member				(1,940)									(1,940)
Ending balance at Dec. 31, 2014				$ 3,907									$ 3,907
Other comprehensive income (loss)		40							40
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		122
Other comprehensive income (loss)		40							40
Distributions to member	[1]	(396)									(396)
Contributions from member	[1]	250									250
Common stock issued for acquisition of RJS Power		902					$ 902
Common stock issued for acquisition of RJS Power, shares	[2]				44,975
Stock issuance		0			$ 0	[2]	0	$ 0	0		0	[1]
Stock issuance (shares)	[2]				10
Stock issuance expense		(1)					(1)
Stock-based compensation		2					2
Consummation of spinoff transaction	[3]						3,816				(3,816)	[1]
Consummation of spinoff transaction, shares	[2]				83,524
Contributions from member	[1]	250									250
Ending balance at Jun. 30, 2015		4,826					$ 4,719	$ 90	$ 17
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to member	[1]	$ (396)									$ (396)
Ending balance, shares at Jun. 30, 2015		128,509			128,509	[2]

[1]	Represents Talen Energy Supply's predecessor member's equity balance and activity prior to the June 1, 2015 spinoff transaction.
[2]	Shares in thousands. Each share entitles the holder to one vote on any questions presented at any stockholders' meeting.
[3]	Upon consummation of the spinoff on June 1, 2015, Talen Energy Supply's predecessor member's equity balance was transferred to Talen Energy Corporation's "Additional paid-in capital." See Note 1 for additional information on the spinoff.